Foreign Currency Adjustments: Schedule of Foreign Currency Adjustment, Peso/US Dollar (Tables)	11 Months Ended
Nov. 30, 2017
Pro Forma, Unaudited
Schedule of Foreign Currency Adjustment, Peso/US Dollar

Peso / US Dollar
Average exchange rate for the year ended December 31, 2016 (statement of operations)	$ 18.64
Average exchange rate for the nine months ended September 30, 2017 (statement of operations)	$ 18.81
Period end exchange rate as of November 30, 2017	$ 18.63